SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jan. 31, 2024	Jan. 31, 2023
Property, Plant and Equipment
Total cost	$ 93,128	$ 98,846
Less: accumulated depreciation and amortization	(68,744)	(72,971)
Total property and equipment, net	24,384	25,874
Land and buildings
Property, Plant and Equipment
Total cost	2,854	2,854
Leasehold improvements
Property, Plant and Equipment
Total cost	12,368	13,486
Software
Property, Plant and Equipment
Total cost	26,355	27,889
Equipment, furniture and other
Property, Plant and Equipment
Total cost	$ 51,551	$ 54,617